Shareholder Fees	Jul. 29, 2025 USD ($)
STF Tactical Growth & Income ETF | STF Tactical Growth & Income ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
STF Tactical Growth ETF | STF Tactical Growth ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0